SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of share option activities

	Number of Warrants	Weighted-Average Exercise Price	Weighted Average Remaining Contractual Term
		US$	Years
Outstanding as of January 1, 2025	-	-	-
Granted	37,500	4.80	-
Exercised	-	-	-
Forfeited / cancelled	-	-	-
Outstanding as of December 31, 2025	37,500	4.80	4.78
Vested and exercisable as of December 31, 2025	-

Stock Options [Member]
Schedule of share option activities

	Number of Options	Weighted-Average Exercise Price*	Weighted-Average Exercise Price*	Weighted Average Remaining Contractual Term
		JPY	US$	Years
Outstanding as of December 31, 2023	162,830	234.55	1.50	7.05
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited / cancelled**	(162,680)	234.68	1.50	-
Outstanding as of December 31, 2024	150	84.67	0.54	3.89
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited / cancelled**	-	-	-	-
Outstanding as of December 31, 2025	150	84.67	0.54	2.89
Vested and exercisable as of December 31, 2025	150

*	Retrospectively restated for a 1-to-20 share split which became effective on November 1, 2024.
**	In May 2024, 270 units of the first series of stock options and 150 units of the second series of stock options were forfeited. In June 2024, 150,000 units of the third series of stock options were forfeited. In July 2024, 9,840 units of the first series of stock options and 2,420 units of the second series of stock options were forfeited.

Schedule of assumptions

	April 27, 2018	December 27, 2019	March 31, 2021
Expected volatility	19.01%	17.80%	16.88%
Risk-free interest rate	0.089%	0.089%	0.089%
Dividend yield	-	-	-
Exercise term	8 years	8 years	8 years

Warrant [Member]
Schedule of assumptions

2025
Expected volatility	66.4%
Risk-free interest rate	3.722%
Dividend yield	-
Exercise term	4.5 years